ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Company's major subsidiaries and VIE (collectively, the "Group")

As of December 31, 2021, the Company’s major subsidiaries and VIEs (collectively, the “Group”) are as follows:

	Date of	Place of	Percentage
	acquisition/	establishment/	of legal
	registration	incorporation	ownership
Subsidiaries:
Mercurity Limited	May 21, 2019	British Virgin Islands	100%
Ucon Capital (HK) Limited (“Ucon”)	May 21, 2019	Hong Kong	100%
Beijing Lianji Future Technology Co., Ltd. (“Lianji Future” or “WFOE”)	May 21, 2019	PRC	100%
NBpay Investment Limited (NBPay Investment)	March 2, 2020	British Virgin Islands	100%
NBpay Fintech Pte Ltd (NBpay)	March 2, 2020	Singapore	100%
Golden Nation Ltd.	October 17, 2021	USA	100%
VIE:
Beijing Lianji Technology Co., Ltd. (“Lianji Technology” or “VIE”)	May 21, 2019	PRC	N/A
Mercurity (Beijing) Technology Co., Ltd. (“Mercurity Beijing” or “VIE”)	May 21, 2019	PRC	N/A

Schedule of the financial statement balances and amounts of the VIE

The following financial statement balances and amounts of the VIEs were included in the accompanying consolidated financial statements as follows:

	For the year Ended December 31,
	2021	2020	2019
Cash and cash equivalents	—	32,226	153,725
Prepaid expense and other current assets, Net	—	700,538	7,707
Current assets of discontinued operations	4,403	—	—
Total current assets	4,403	732,764	161,432
Total assets	4,403	732,764	161,432

Accrued expenses and other current liabilities	—	104,350	70,781
Due to the related party	—	30,866	—
Current liabilities of discontinued operations	30,938	—	—
Total current liabilities	30,938	135,216	70,781
Total liabilities	30,938	135,216	70,781

	For the year Ended December 31,
	2021	2020	2019
Revenues	—	—	—
Loss from continuing operations	—	—	—
Loss from discontinued operations	(8,360,322)	(957,955)	(284,611)

	For the year Ended December 31,
	2021	2020	2019
Net cash provided by discontinued operations used in operating activities	(386,777)	(926,725)	82,608
Net cash provided by discontinued operations used in investing activities	—	144	71,409
Net cash provided by discontinued operations used in financing activities	120,419	927,995	—
Effect of exchange rate changes	403	(122,913)	—